Business Segments (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 1,829,652	$ 2,195,228	$ 1,835,192
Operating Segments | Drilling & Downhole
Segment Reporting Information [Line Items]
Assets	663,414	1,057,378	1,145,426
Operating Segments | Completions
Segment Reporting Information [Line Items]
Assets	872,731	790,255	317,016
Operating Segments | Production
Segment Reporting Information [Line Items]
Assets	243,354	251,685	175,940
Corporate
Segment Reporting Information [Line Items]
Assets	$ 50,153	$ 95,910	$ 196,810